INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income taxes are as follows:

	For the Years Ended December 31,
	2023	2022
Current provision:
Federal	$706,686	$—
State	195,679	—
Foreign	—	—
Total current tax	902,365	—
Deferred provision:
Federal	469,109	737,376
State	97,061	152,567
Foreign	—	—
Total deferred tax	566,170	889,943
Provision for income taxes	$1,468,535	$889,943

Schedule of Effective Income Tax Rate Reconciliation
The effective income tax rate differs from the federal statutory income tax rate applied to the profit loss before provision for income taxes due to the following:

	For the Years Ended December 31,
	2023	2022
Income tax benefit computed at federal statutory rate	$2,205,635	$6,988,538
Restricted stock award deductions limited by IRC 162(m)	2,069,993	—
Change in tax status	1,414,469	—
Effect of pass through entities and noncontrolling interests	(3,812,977)	(6,147,453)
State income taxes, net of federal tax benefit	(332,567)	174,024
Other	(76,018)	—
Valuation allowance	—	(125,166)
Income tax at effective rate	$1,468,535	$889,943

Schedule of Deferred Tax Assets and Liabilities
The effects of temporary differences that give rise to significant components of deferred tax assets and liabilities at December 31, are as follows:

	2023	2022
Deferred tax assets:
Basis difference related to life insurance policy sales	$1,798,639	$109,902
Warrant liability	1,683,658	—
Interest expense carryforward	740,657	—
Stock-based compensation	598,274	—
Right of use liability	455,380	—
Change in fair value of debt	405,804	—
Change in fair value of investments	—	264,196
Net operating loss carryforwards	21,470	167,554
	5,703,882	541,652
Less: valuation allowance	—	—
Deferred tax assets	5,703,882	541,652
Deferred tax liabilities:
Basis difference in intangible assets	(7,480,659)	—
Change in fair value of life insurance policies (policies held at fair value method)	(4,318,194)	(1,454,588)
Basis difference in investments	(2,398,987)	—
Change in fair value of debt	—	(450,884)
Other	(705,133)	—
Deferred tax liabilities	(14,902,973)	(1,905,472)
Net deferred tax liability	$(9,199,091)	$(1,363,820)